Fair Value (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value [Abstract]
Schedule of the Fixed Maturity Investments
	June 30, 2024
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
Fixed maturity available-for sale-securities:
Foreign governments	6,219	21,532	-	27,751
Corporate bonds	430,870	394,143	-	825,013
Total	437,089	415,675	-	852,764
Equity securities	28,809	-	-	28,809
Other Investments	-	12,122	-	12,122
Fair value option:
Equity-method investments measured at fair value	-	-	3,069	3,069
	465,898	427,797	3,069	896,764

Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)	-	-	5,430	5,430
	December 31, 2023
	Level 1	Level 2	Level 3	Total Fair Value
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
Fixed maturity available-for-sale securities:
Foreign governments	2,915	9,484	-	12,399
Corporate bonds	240,716	512,475	-	753,191
Total	243,631	521,959	-	765,590

Equity securities	26,208	-	-	26,208
Other Investments	-	11,060	-	11,060
Fair value option:
Equity-method investments measured at fair value	-	-	3,522	3,522
	269,839	533,019	3,522	806,380
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)	-	-	17,290	17,290

Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following table presents a reconciliation of the beginning and ending balances for all financial assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the six months ended June 30, 2024 and year ended December 31, 2023:
	Equity Securities	Equity- method investees	Derivative financial liabilities (Earnout Shares)
	USD ’000	USD ’000	USD ’000
Six Months Ended June 30, 2024
Balance at beginning of period	-	3,522	(17,290)
Change in fair value included in earnings	-	(453)	(3,228)
Vesting of Earnout Shares	-	-	15,088
Balance at end of period	-	3,069	(5,430)
Year Ended December 31, 2023
Balance at beginning of year	7,364	4,907	(13,800)
Change in fair value included in earnings	(374)	(1,385)	(20,970)
Vesting of Earnout Shares	-	-	17,480
Transfer in and/or out of Level 3	(6,990)	-	-
Balance at end of year	-	3,522	(17,290)